Divestiture of Subsidiary - Summary of Net Gain Recognized in Connection with Divestiture (Detail) - USD ($) $ in Thousands	Apr. 01, 2013	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Finite-lived intangible assets		$ 502,523	$ 557,773	$ 702,953
2GIG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Adjusted net sale price	$ 148,871
2GIG assets (including cash of $3,383), net of liabilities	(109,053)
Other	(9,855)
Net gain on divestiture	46,866
2GIG | 2.0 Technology
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Finite-lived intangible assets	$ 16,903